Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cost of sales	$ (21,649,978)	$ (25,296,467)
Gross profit	2,888,510	4,082,260
Operating expenses:
Selling, general and administrative	3,463,851	3,664,431
Research and development	819,039	1,067,887
Foreign currency transaction losses (gains)	190,479	(235,965)
Total operating expenses	4,473,369	4,496,353
Operating loss	(1,584,859)	(414,093)
Other income (expense):
Interest (expenses) income, net	(126,588)	190,940
Other income, net	404,183	288,683
Total other income (expense), net	277,595	479,623
(Loss) Income before income taxes	(1,307,264)	65,530
Income tax benefit	201,535	85,255
Net (loss) income	(1,105,729)	150,785
Net (loss) income attributable to non-controlling interests	(4,269)	4,879
Net (loss) income attributable to Huadi International Group Co., Ltd.	(1,101,460)	145,906
Net (loss) income	(1,105,729)	150,785
Other comprehensive income (loss):
Foreign currency translation adjustment	2,412,571	(2,579,086)
Total comprehensive income (loss)	1,306,842	(2,428,301)
Comprehensive income (loss) attributable to non-controlling interests	19,857	(20,912)
Comprehensive income (loss) attributable to Huadi International Group Co., Ltd.	$ 1,286,985	$ (2,407,389)
Basic and diluted (loss) earnings per share
Basic (in Dollars per share)	$ (0.08)	$ 0.01
Diluted (in Dollars per share)	$ (0.08)	$ 0.01
Weighted average numbers of common shares outstanding
Basic (in Shares)	14,299,182	14,279,182
Diluted (in Shares)	14,299,182	14,279,182
Sales
Revenue	$ 24,074,877	$ 29,073,339
Production Service Revenue
Revenue	$ 463,611	$ 305,388